Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Investment Grade Floating Rate ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Investment Grade Floating Rate Index (the “Floating Rate Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Floating Rate Index is comprised of U.S. dollar-denominated floating rate notes issued by corporate issuers or similar commercial entities that are public reporting companies in the United States and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch. The Fund will generally invest a significant portion of its assets in Rule 144A securities. As of June 30, 2012, the Floating Rate Index consisted of 219 notes of 98 issuers and approximately 21% of the value of the Floating Rate Index consisted of Rule 144A securities. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Floating Rate Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Floating Rate Index will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Floating Rate Index, the Fund does not purchase all of the securities in the Floating Rate Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Floating Rate Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Floating Rate Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Floating Rate Index concentrates in an industry or group of industries. As of June 30, 2012, the Floating Rate Index was concentrated in the financial services sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Floating Rate Index concentrates in an industry or group of industries. As of June 30, 2012, the Floating Rate Index was concentrated in the financial services sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Bonds are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase, which may adversely affect the value of the security.

Interest Rate Risk. Bonds are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most bonds go down. When the general level of interest rates goes down, the prices of most bonds go up.

Risk of Investing in the Financial Services Sector. The financial services sector includes companies engaged in banking, commercial and consumer finance, investment banking, brokerage, asset management, custody or insurance. Because as currently constituted the Floating Rate Index is concentrated in the financial services sector, the Fund is sensitive to changes in, and its performance may depend on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates. The profitability of companies in the financial services sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions. Recent developments in the credit markets have caused companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

Restricted Securities Risk. Rule 144A securities are restricted securities. They may be less liquid than other investments because, at times, such securities cannot be readily sold and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Call Risk. The Fund may invest in callable bonds, and the issuers of such bonds may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in bonds, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Floating Rate Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value (“NAV”) than would be the case if the Fund held all of the securities in the Floating Rate Index. Conversely, a positive development relating to an issuer of securities in the Floating Rate Index that is not held by the Fund could cause the Fund to underperform the Floating Rate Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Floating Rate Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Floating Rate Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Floating Rate Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Floating Rate Index, the Fund’s return may deviate significantly from the return of the Floating Rate Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Floating Rate Index as would be the case if the Fund purchased all of the securities in the Floating Rate Index in the proportions in which they are represented in the Floating Rate Index. The Fund is expected to value some or all of its investments based on fair value prices.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any bond fund, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Floating Rate Index concentrates in a particular sector or sectors or industry or group of industries. Based on the current composition of the Floating Rate Index, it is expected that the Fund’s assets will be concentrated in the financial services sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on April 25, 2011 and therefore does not have a performance history for a full calendar year. Visit vaneck.com/etf for current performance figures.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on April 25, 2011 and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[1]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.19%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	875
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,102

[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.19% of the Fund's average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.